Document and Entity Information	12 Months Ended
Jan. 31, 2026
Document Information [Line Items]
Document Type	DEF 14A
Amendment Flag	false
Entity Registrant Name	GLOO HOLDINGS, INC.
Entity Central Index Key	0002069785